First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
SENIOR LOANS(a) - 117.8%

Advertising - 2.6%
Research Now Group, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 6.50%, 12/20/2024	4,970,194	4,895,119
WH Borrower, LLC (aka WHP Global), Term Loan B - First Lien
(SOFR 3 Month + 5.50%, 0.50% Floor), 6.00%, 2/15/2027‡	3,000,000	2,955,000
		7,850,119
Aerospace & Defense - 2.6%
Brown Group Holdings LLC (Signature Aviation), Term Loan B - First Lien
(ICE LIBOR USD 3 Month + 2.50%, 0.50% Floor), 3.00%, 6/7/2028	997,317	985,888
HDT Holdco, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.75%, 0.75% Floor), 6.50%, 7/8/2027‡	2,924,051	2,847,294
MAG DS Corp., Term Loan B - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 6.50%, 4/1/2027‡(b)(c)	1,663,550	1,513,831
New Constellis Borrower LLC, Term Loan B - First Lien
(ICE LIBOR USD 1 Month + 7.50%, 1.00% Floor), 8.50%, 3/27/2024‡	2,949,748	2,617,902
		7,964,915
Agricultural & Farm Machinery - 0.4%
Hydrofarm Holdings Group, Inc., Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.50%, 1.00% Floor), 6.50%, 10/25/2028‡(b)(c)	1,218,945	1,170,187

Air Freight & Logistics - 2.6%
AIT Worldwide Logistics Holdings, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.75%, 0.75% Floor), 5.50%, 3/30/2028(b)	995,000	990,025
Lasership, Inc., Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 7.50%, 0.75% Floor), 8.25%, 4/30/2029‡	4,000,000	3,990,000
Omni Logistics, Delayed Draw Term Loan
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 6.00%, 11/30/2026‡(c)	142,132	141,066
Omni Logistics, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 6.00%, 12/30/2026‡(c)	3,154,530	3,130,871
		8,251,962
Airport Services - 0.3%
KKR Apple Bidco, LLC, Initial Term Loan - First Lien
(ICE LIBOR USD 1 Month + 3.00%, 0.50% Floor), 3.50%, 9/22/2028	997,500	987,445

Alternative Carriers - 1.6%
Intelsat Jackson Holdings S.A., Term Loan B - First Lien
(SOFR 3 Month + 4.25%), 5.00%, 1/25/2029	1,995,000	1,965,853
Zacapa LLC (Ufinet), Term Loan - First Lien
(SOFR 3 Month + 4.25%, 0.50% Floor), 2/12/2029(f)	3,000,000	2,987,250
		4,953,103
Apparel, Accessories & Luxury Goods - 0.0%(d)
Outerstuff LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 6.00%, 12/31/2023‡	105,821	86,068

Application Software - 5.4%
Certify, Inc., Fourth Amendment Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.50%, 1.00% Floor), 6.50%, 2/28/2024‡(b)(c)(e)	1,000,000	1,000,000
Great Dane Merger Sub Inc (CommerceHub), Term Loan B2 - Second Lien
(ICE LIBOR USD 3 Month + 7.00%, 0.75% Floor), 7.75%, 12/2/2028	5,000,000	4,643,750
PDF Tron Systems, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 Month + 5.50%, 1.00% Floor), 6.50%, 7/13/2027‡(c)(e)	357,991	352,621

See Notes to Consolidated Schedule of Investments.	(Continued)

1

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
PDF Tron Systems, Inc., Term Loan - First Lien
(SOFR 1 Month + 6.50%, 1.00% Floor), 7.50%, 7/13/2027‡(c)(e)	1,119,489	1,102,696
PDF Tron Systems, Inc.,2022-1 Incremental Term Loan - First Lien
(SOFR 1 Month + 5.50%, 1.00% Floor), 6.50%, 7/15/2027‡(c)(e)	3,500,000	3,447,500
Quest Software (Dell Software Group / Seahawk Holding Cayman Ltd), Term Loan B - First Lien
(SOFR 1 Month + 4.25%, 0.50% Floor), 4.75%, 2/1/2029	5,000,000	4,932,425
TMA Buyer LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.75%, 1.00% Floor), 6.75%, 9/30/2027‡(b)(c)(e)	1,251,612	1,232,838
		16,711,830
Asset Management & Custody Banks - 2.7%
Doxa Insurance Holdings LLC, Term Loan 2021- First Lien
(ICE LIBOR USD 3 Month + 6.25%, 1.00% Floor), 7.25%, 12/4/2026‡(b)(c)(e)	2,907,536	2,907,536
Oak Point Partners LLC, Term Loan - First Lien
(ICE LIBOR USD 6 Month + 5.50%, 1.00% Floor), 6.50%, 11/30/2027‡(b)(c)(e)	2,864,154	2,821,192
Orion Services Group LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 Month + 5.50%, 1.00% Floor), 6.50%, 3/19/2027‡(e)	448,718	439,744
Orion Services Group LLC, Term Loan - First Lien
(SOFR 3 Month + 5.50%+ 1.21% CSA, 1.00% Floor), 6.50%, 3/19/2027‡(b)(c)(e)	2,197,674	2,153,721
		8,322,193
Auto Parts & Equipment - 1.3%
Power Stop LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.75%, 0.50% Floor), 5.25%, 1/24/2029‡	4,000,000	3,930,000

Broadcasting - 0.6%
Learfield Communications, LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 3.25%, 1.00% Floor), 2/1/2023(f)	1,989,501	1,899,447

Casinos & Gaming - 1.7%
Golden Nugget, Inc., Term Loan - First Lien
(SOFR 3 Month + 4.00%, 0.50% Floor), 4.50%, 1/12/2029	2,000,000	1,992,630
Jack Ohio Finance LLC, Initial Term Loan - First Lien
(ICE LIBOR USD 1 Month + 4.75%, 0.75% Floor), 5.50%, 10/4/2028‡	2,992,500	2,962,575
		4,955,205
Commercial Printing - 1.0%
Astra Acquisition Corp., Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.25%, 0.50% Floor), 5.75%, 10/25/2028	2,992,500	2,912,077

Commodity Chemicals - 1.6%
A & A Global Imports LLC, Revolver
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 6/1/2026‡(c)(e)	15,468	15,390
A&A Global Imports LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.00%, 1.00% Floor), 7.00%, 6/1/2026‡(b)(c)(e)	1,775,331	1,766,454
USALCO LLC, Term Loan A - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 10/19/2027‡(b)(c)(e)	2,992,500	2,962,575
		4,744,419
Communications Equipment - 1.5%
SonicWall US Holdings Inc., Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 7.50%), 7.99%, 5/18/2026	4,640,000	4,562,651

Construction Materials - 1.6%
Foley Products Company LLC, Term Loan - First Lien
(SOFR 3 Month + 4.75%, 0.50% Floor), 5.25%, 2/10/2029‡	3,000,000	2,985,000
Smyrna Ready Mix Concrete LLC, Term Loan - First Lien
(SOFR 3 Month + 4.00%, 0.50% Floor), 3/24/2029‡(f)	2,000,000	1,977,500
		4,962,500

See Notes to Consolidated Schedule of Investments.	(Continued)

2

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Construction & Engineering - 1.8%
Amentum Government Services Holdings LLC, Term Loan - First Lien
(SOFR 2 Month + 4.00%, 0.50% Floor), 4.50%, 12/7/2029	2,000,000	1,987,500
Amentum Government Services Holdings LLC, Term Loan - Second Lien
(SOFR 2 Month + 7.50%, 0.75% Floor), 8.25%, 12/7/2029‡	2,000,000	1,990,000
TriStrux LLC, Revolver
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 6.25%, 12/15/2026‡(c)(e)	167,577	165,064
Tristrux, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 6.25%, 12/15/2026‡(b)(c)(e)	921,893	908,065
		5,050,629
Consumer Finance - 1.1%
NAC Holding Corp., 2021 Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 6.25%, 9/30/2024‡(b)(c)(e)	996,050	996,050
NAC Holding Corp., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 6.25%, 9/28/2024‡(b)(c)(e)	1,918,090	1,918,090
Riveron Consulting LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.75%, 1.00% Floor), 6.75%, 5/22/2025‡(b)(c)(e)	506,628	506,628
		3,420,768
Distributors - 1.0%
Deliver Buyer, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.00%), 6.01%, 5/1/2024	1,989,556	1,989,556
Highline Aftermarket Acquisition, LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.50%, 0.75% Floor), 11/9/2027(f)	949,773	912,969
		2,902,525
Diversified Capital Markets - 0.3%
Reich & Tang Deposits Network, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 6.50%, 10/31/2027‡(b)(c)(e)	933,333	919,333

Diversified Chemicals - 0.6%
AgroFresh, Inc., Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.25%, 1.00% Floor), 7.25%, 12/31/2024(b)	1,906,481	1,909,664

Diversified Metals & Mining - 1.1%
Dynacast International LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 9.00%, 1.00% Floor), 10.00%, 10/22/2025‡(b)	289,315	291,484
Dynacast International LLC, Term Loan B - First Lien
(ICE LIBOR USD 3 Month + 4.50%, 1.00% Floor), 5.50%, 7/22/2025(b)	329,280	328,869
Prince International Corporation (PMHC II, Inc.), Term Loan B - First Lien
(SOFR 3 Month + 4.25%, 0.50% Floor), 2/2/2029(f)	3,000,000	2,869,995
		3,490,348
Education Services - 1.0%
American Public Education, Inc., Term Loan B - First Lien
(ICE LIBOR USD 1 Month + 5.50%, 0.75% Floor), 6.25%, 9/1/2027‡	2,962,025	2,939,810

Electric Utilities - 0.3%
New Frontera Holdings LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 13.00%, 1.00% Floor), 14.00%, 7/28/2026‡	992,500	1,032,200

Electronic Equipment & Instruments - 1.0%
VeriFone Systems, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.00%), 4.50%, 8/20/2025	2,992,268	2,954,865

See Notes to Consolidated Schedule of Investments.	(Continued)

3

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Electronic Manufacturing Services - 1.4%
Creation Technologies, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 0.50% Floor), 6.00%, 10/5/2028‡	250,000	244,688
Natel Engineering Company, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.25%, 1.00% Floor), 7.25%, 4/30/2026‡(b)	3,977,631	3,903,050
		4,147,738
Environmental and Facilities Services - 0.5%
OWL Landfill Services LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.75%, 1.00% Floor), 6.75%, 6/30/2026‡(c)(e)	1,404,706	1,390,659

Health Care Facilities - 0.9%
ConvenientMD, Initial Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 6.00%, 6/15/2027‡(b)(c)(e)	1,741,250	1,741,250
Quorum Health Resources LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 6.25%, 5/28/2027‡(b)(c)(e)	1,070,562	1,062,533
		2,803,783
Health Care Services - 13.1%
Accelerated Health Systems LLC (Athletico Management, LLC), Term Loan B - First Lien
(SOFR 3 Month + 3.25%, 0.50% Floor), 2/15/2029(f)	2,000,000	1,991,260
Alcanza Clinical Research, Incremental Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 6.25%, 12/15/2027‡(b)(e)	3,687,500	3,632,188
Alcanza Clinical Research, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 6.25%, 12/15/2027‡(b)(c)(e)	750,000	738,750
Anne Arundel Dermatology Management LLC, Delayed Draw Term Loan A-7 - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 6.00%, 10/16/2025‡(b)(e)	116,087	114,194
Anne Arundel Dermatology Management LLC, Delayed Draw Term Loan B-7 - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 6.00%, 10/16/2025‡(b)(e)	196,637	193,431
Anne Arundel Dermatology Management LLC, Delayed Draw Term Loan C-7 - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 6.00%, 10/16/2025‡(e)	12,712	12,505
Anne Arundel Dermatology Management, LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 6.00%, 10/16/2025‡(b)(c)(e)	1,915,672	1,884,446
CC Amulet Management LLC, Revolver
(Prime + 5.00%, 1.00% Floor), 6.00%, 8/31/2027‡(c)(e)	25,351	24,970
CC Amulet Management LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.00%, 1.00% Floor), 6.00%, 8/31/2027‡(b)(c)(e)	1,709,671	1,684,026
Civitas Solutions Inc. (National Mentor Holding), Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 7.25%, 0.75% Floor), 8.00%, 3/2/2029‡	5,000,000	4,850,000
Community Based Care Acquisition, Inc., Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%), 6.51%, 9/15/2027‡(c)(e)	355,835	350,498
Community Based Care Acquisition, Inc., Revolver
(ICE LIBOR USD 3 Month + 4.50%, 1.00% Floor), 4.50%, 9/15/2027‡(c)(e)	201,220	198,201
Community Based Care Acquisition, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 6.50%, 9/15/2027‡(b)(c)(e)	2,256,951	2,223,097
Dermatology Intermediate Holdings III, Inc., Term Loan - First Lien
(SOFR 3 Month + 4.25%, 0.50% Floor), 3/23/2029‡(f)	1,685,039	1,668,189

See Notes to Consolidated Schedule of Investments.	(Continued)

4

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Endo1 Partners, Delayed Draw Term Loan - First Lien
(SOFR 3 Month + 5.00%, 1.00% Floor), 6.00%, 3/24/2026‡(c)(e)	1,389,166	1,361,383
Epic School Staffing Holdco, Inc., Closing Date Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 2/5/2027‡(b)(c)(e)	3,354,919	3,371,693
Global Medical Response, Inc., Term Loan B - First Lien
(ICE LIBOR USD 3 Month + 4.25%, 1.00% Floor), 5.25%, 3/14/2025	2,992,262	2,978,902
Integrated Pain Management Medical Group, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.50%, 1.00% Floor), 7.50%, 6/17/2026‡(b)(c)(e)	848,925	848,925
LIFE NWPA, Initial Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.75%, 1.00% Floor), 6.75%, 12/6/2027‡(b)(c)(e)	1,760,870	1,734,457
Lighthouse Lab Services, Revolver
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 6.00%, 10/25/2027‡(c)(e)	223,152	219,805
Lighthouse Lab Services, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 6.00%, 10/25/2027‡(b)(c)(e)	1,961,376	1,931,956
Napa Management Services Corp., Term Loan - First Lien
(SOFR 3 Month + 5.25%, 0.75% Floor), 6.00%, 2/23/2029	4,000,000	3,957,500
Physician Partners LLC, Term Loan - First Lien
(SOFR 3 Month + 4.00%, 0.50% Floor), 4.50%, 12/23/2028	2,000,000	1,980,630
Women's Care Holdings, Inc., Term Loan B - Second Lien
(ICE LIBOR USD 3 Month + 8.25%, 0.75% Floor), 9.00%, 1/12/2029(b)	2,179,247	2,154,730
		40,105,736
Health Care Supplies - 1.4%
Lifescan Global Corp., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%), 6.21%, 10/1/2024(b)	4,579,315	4,384,694

Health Care Technology - 0.6%
nThrive, Inc. (fka Precyse Acquisition Corp.), Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 6.75%, 0.50% Floor), 7.25%, 12/17/2029	2,000,000	1,976,000

Heavy Electrical Equipment - 1.0%
Arcline FM Holdings LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.75%, 0.75% Floor), 5.50%, 6/23/2028	2,985,000	2,952,672

Home Furnishings - 0.6%
Serta Simmons Bedding LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 7.50%, 1.00% Floor), 8/10/2023(f)	1,994,924	1,888,385

Hotels, Resorts & Cruise Lines - 2.2%
Alpine X, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 12/21/2027‡(b)(c)(e)	950,495	931,485
AP Gaming I LLC, Term Loan - First Lien
(SOFR 3 Month + 4.00%, 0.75% Floor), 4.75%, 2/15/2029‡	4,000,000	3,935,000
Stats Intermediate Holdings LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%), 5.72%, 7/10/2026	1,994,898	1,985,422
		6,851,907
Household Products - 0.6%
Lash Opco LLC, Term Loan - First Lien
(Prime + 6.00), 9.25%, 3/18/2026‡(b)(c)(e)	1,923,326	1,923,326

See Notes to Consolidated Schedule of Investments.	(Continued)

5

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Human Resource & Employment Services - 2.1%
Addison Group (AG Group Holdings Inc), Term Loan B - First Lien
(SOFR 3 Month + 4.25%, 0.50% Floor), 4.75%, 12/29/2028	4,000,000	3,987,520
Danforth Buyer, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 6.25%, 12/9/2027‡(c)(e)	1,527,778	1,504,861
Skillsoft Corp., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.75%, 0.75% Floor), 7/14/2028(f)	1,000,000	991,500
		6,483,881
Industrial Machinery - 1.4%
Engineered Machinery Holdings, Inc., Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 6.50%, 0.75% Floor), 7.25%, 5/21/2029	500,000	497,812
Restaurant Technologies, Inc., Term Loan B - First Lien
(SOFR 3 Month + 4.25%, 0.50% Floor), 3/17/2029(f)	2,000,000	1,987,500
SPX Flow, Inc., Term Loan B - First Lien
(SOFR 3 Month + 4.50%, 0.50% Floor), 3/17/2029(f)	2,000,000	1,950,830
		4,436,142
Insurance Brokers - 2.7%
Newcleus LLC, Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 6.50%, 8/2/2026‡(c)(e)	31,638	31,164
Newcleus LLC,Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 6.50%, 8/2/2026‡(b)(c)(e)	1,180,508	1,162,801
Portfolio Holding Inc. (Turbo Buyer), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 12/2/2025‡(b)(c)(e)	1,990,000	1,990,000
Portfolio Holding Inc. (Turbo Buyer), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 12/2/2025‡(b)(e)	1,167,528	1,167,528
Portfolio Holding, Inc. (Turbo Buyer), Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 12/2/2025‡(c)(e)	421,363	421,364
Socius Insurance Services, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 6.25%, 6/30/2027‡(b)(c)(e)	1,221,930	1,215,820
Tricor Borrower LLC, Delayed Draw Term Loan
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 6.25%, 10/22/2026‡(c)(e)	242,968	239,323
Tricor Borrower LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.25%, 1.00% Floor), 6.25%, 10/22/2026‡(b)(c)(e)	1,933,927	1,904,918
		8,132,918
Interactive Media & Services - 0.4%
Ingenio LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 7.00%, 1.00% Floor), 8.00%, 8/3/2026‡(b)(c)(e)	1,373,906	1,353,298

Internet & Direct Marketing Retail - 1.2%
Shutterfly LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 0.75% Floor), 5.75%, 9/25/2026	990,000	912,780
Sweetwater Borrower LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 4.75%, 0.75% Floor), 5.50%, 8/7/2028‡	2,851,545	2,823,029
		3,735,809
Internet Services & Infrastructure - 0.7%
Technology Partners, LLC (Imagine Software), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 6.50%, 11/16/2027‡(b)(c)(e)	2,333,783	2,287,107

IT Consulting & Other Services - 5.5%
Alpine SG LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.50%, 1.00% Floor), 6.50%, 11/5/2027‡(b)(c)(e)	4,107,041	4,045,436

See Notes to Consolidated Schedule of Investments.	(Continued)

6

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Automated Control Concepts, Inc., Revolver
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 6.50%, 10/22/2026‡(c)(e)	104,167	102,604
Automated Control Concepts, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 6.50%, 10/22/2026‡(b)(c)(e)	1,662,500	1,637,563
Eliassen Group, LLC, 2022 Delayed Draw Term Loan - First Lien
(SOFR 3 Month + 5.75%), 3/31/2028‡(c)(f)	600,000	591,000
Eliassen Group, LLC, 2022 Term Loan - First Lien
(SOFR 3 Month + 5.75%), 3/31/2028‡(c)(f)	2,400,000	2,364,000
MarkLogic Corp., Incremental Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 10/20/2025‡(b)(c)(e)	437,774	437,774
MarkLogic Corp., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 10/20/2025‡(b)(c)(e)	1,755,416	1,755,416
Marlin DTC - LS Midco 2 LLC, Term Loan 2A - First Lien
(ICE LIBOR USD 3 Month + 6.50%, 1.00% Floor), 7.50%, 7/1/2025‡(b)(c)(e)	1,524,327	1,524,327
Park Place Technologies LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.00%, 1.00% Floor), 6.00%, 11/10/2027(b)	3,932,053	3,920,591
Veregy Consolidated, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 11/3/2027‡(b)	493,750	483,875
		16,862,586
Life Sciences Tools & Services - 0.8%
Sequoia Consulting Group, LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.75%, 1.00% Floor), 6.75%, 11/23/2026‡(c)(e)	2,360,656	2,325,246

Managed Health Care - 0.5%
Lighthouse Behavioral Health Solutions, Term Loan - First Lien
(SOFR 3 Month + 5.75%, 1.00% Floor), 6.75%, 3/28/2028‡(b)(c)(e)	1,526,718	1,503,817

Marine Ports & Services - 0.3%
Limetree Bay Terminals LLC (Limetree Bay Financing, LLC), Incremental Term Loan - First Lien
(SOFR 3 Month + 4.00%, 1.00% Floor), 5.00%, 2/15/2024	1,110,698	939,001

Metal & Glass Containers - 0.6%
Pretium PKG Holdings, Inc., Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 6.75%, 0.50% Floor), 7.25%, 10/1/2029	1,963,091	1,912,384

Movies & Entertainment - 2.0%
Crown Finance US, Inc., Term Loan B-1 - First Lien
(ICE LIBOR USD 3 Month + 7.00%, 1.00% Floor), 8.00%, 5/23/2024(b)	4,987,406	1,363,588
WildBrain Ltd., Term Loan B - First Lien
(ICE LIBOR USD 1 Month + 4.25%, 0.75% Floor), 5.00%, 3/24/2028(b)	1,151,917	4,957,805
		6,321,393
Multi-Sector Holdings - 1.5%
Auxey Bidco Ltd, Term Loan B - First Lien
(ICE LIBOR USD 6 Month + 5.00%), 5.16%, 6/16/2025(c)	4,562,500	4,444,172

Other Diversified Financial Services - 0.9%
Evergreen Services Group LLC (Redwood/Cypress/Cedar), Delayed Draw II Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.00%, 1.00% Floor), 7.00%, 6/6/2024‡(b)(c)(e)	500,000	500,000

See Notes to Consolidated Schedule of Investments.	(Continued)

7

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Evergreen Services Group LLC (Redwood/Cypress/Cedar), Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 6/6/2024‡(c)(e)	238,991	238,992
Evergreen Services Group LLC (Redwood/Cypress/Cedar), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 6/6/2023‡(b)(c)(e)	1,916,814	1,916,814
		2,655,806
Packaged Foods & Meats - 3.1%
Alpine US Bidco LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 0.75% Floor), 6.00%, 5/3/2028	1,708,871	1,670,421
Bengal Debt Merger Sub LLC, Term Loan
(SOFR 3 Month + 3.25%, 0.50% Floor), 3.75%, 1/24/2029	163,636	161,299
Bengal Debt Merger Sub LLC, Term Loan - First Lien
(SOFR 3 Month + 3.25%, 0.50% Floor), 3.75%, 1/19/2029	2,836,364	2,795,846
Bengal Debt Merger Sub LLC, Term Loan - Second Lien
(SOFR 3 Month + 6.00%, 0.50% Floor), 6.50%, 1/18/2030	4,915,863	4,915,863
		9,543,429
Paper Packaging - 1.1%
Advanced Web Technologies, Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.75%, 1.00% Floor), 6.75%, 12/17/2026‡(b)(c)(e)	315,327	315,327
Advanced Web Technologies, First Amendment Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.75%, 1.00% Floor), 6.75%, 12/17/2026‡(e)	333,333	333,333
Advanced Web Technologies, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.75%, 1.00% Floor), 6.75%, 12/17/2026‡(b)(c)(e)	800,706	800,706
Golden West Packaging Group LLC, Term Loan B - First Lien
(ICE LIBOR USD 1 Month + 5.25%, 0.75% Floor), 6.00%, 12/1/2027‡(c)	1,987,500	1,937,813
		3,387,179
Paper Products - 1.6%
R-Pac International Corp., Term Loan
(ICE LIBOR USD 1 Month + 6.00%, 0.75% Floor), 6.75%, 1/15/2028‡(c)(e)	5,000,000	4,900,000

Personal Products - 3.1%
Milk Specialties Co., Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 7.50%, 0.75% Floor), 8.25%, 2/16/2026‡(b)(c)	3,000,000	3,015,000
Olaplex, Inc., Term Loan B - First Lien
(SOFR 3 Month + 3.75%, 0.50% Floor), 4.25%, 2/23/2029‡(c)	2,000,000	1,997,500
Osmosis Buyer Ltd., Delayed Draw Term Loan - First Lien
(SOFR 3 Month + 4.00%, 0.50% Floor), 7/31/2028(f)	370,370	367,015
Osmosis Buyer Ltd., Term Loan B - First Lien
(SOFR 3 Month + 4.00%, 0.50% Floor), 7/31/2028(f)	1,629,630	1,614,865
Revlon Consumer Products Corp., Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 5.75%, 1.75% Floor), 7.50%, 5/7/2024‡(e)	2,500,000	2,500,000
		9,494,380
Pharmaceuticals - 4.1%
Alvogen Pharma US, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 6.25%, 12/31/2023	3,910,513	3,668,550
Ani Pharmaceuticals, Inc., Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.00%, 0.75% Floor), 5/4/2027(f)	4,987,500	4,987,500
Bausch Health Companies, Inc., Term Loan B - First Lien
(SOFR 3 Month + 5.25%, 0.50% Floor), 1/27/2027(f)	3,000,000	2,975,865

See Notes to Consolidated Schedule of Investments.	(Continued)

8

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Carestream Health, Inc., 2023 Extended Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.75%, 1.00% Floor), 7.75%, 5/8/2023(b)	922,550	913,325
		12,545,240
Real Estate Services - 2.0%
Avison Young (Canada), Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.75%), 5.97%, 1/31/2026	2,971,847	2,960,703
Hudson's Bay Co ULC, Term Loan - Second Lien
(ICE LIBOR USD 1 Month + 7.33%, 1.00% Floor), 8.33%, 9/30/2026‡(b)(c)(e)	3,000,000	2,941,200
		5,901,903
Research & Consulting Services - 4.7%
Axiom Global, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.75%, 0.75% Floor), 5.50%, 10/1/2026‡(c)	2,984,733	2,917,576
Camin Cargo Control, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.50%, 1.00% Floor), 7.50%, 6/4/2026‡ lien (c)(e)	720,826	713,618
Cedar Services Group LLC, Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 6/11/2027‡(c)(e)	297,170	294,941
Cedar Services Group LLC, Incremental Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 6/11/2027‡(b)(e)	2,000,000	1,985,000
Cedar Services Group LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 6/11/2027‡(b)(c)(e)	677,529	672,448
Own Yourself LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.50%, 1.00% Floor), 7.50%, 11/9/2025‡(b)(c)(e)	2,926,552	2,871,825
Teneo Holdings LLC, Term Loan B - First Lien
(SOFR 1 Month + 5.25%, 1.00% Floor), 6.25%, 7/11/2025(b)	2,505,695	2,488,480
Vaco Holdings LLC, Term Loan - First Lien
(SOFR 3 Month + 5.00%, 0.75% Floor), 5.75%, 1/21/2029	1,995,000	1,986,272
Zenith American Holding, Inc., Term Loan-First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 6.25%, 12/13/2024‡(b)(c)(e)	911,562	911,562
		14,841,722
Restaurants - 1.3%
Miller's Ale House, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.75%), 5.20%, 5/21/2025	3,231,156	3,184,708
Quidditch Acquisition, Inc., Term Loan -First Lien
(ICE LIBOR USD 3 Month + 7.00%, 1.00% Floor), 3/21/2025(f)	962,487	938,425
		4,123,133
Security & Alarm Services - 0.5%
Superhero Fire Protection LLC, Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.25%, 1.00% Floor), 7.25%, 9/1/2026‡(c)(e)	184,348	181,583
Superhero Fire Protection LLC, Revolver
(ICE LIBOR USD 3 Month + 6.25%, 1.00% Floor), 7.25%, 9/1/2026‡(c)(e)	11,192	11,024
Superhero Fire Protection LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.25%, 1.00% Floor), 7.25%, 9/1/2026‡(b)(c)(e)	1,144,957	1,127,782
		1,320,389
Specialized Consumer Services - 2.4%
LaserAway Intermediate Holdings II LLC, Term Loan
(ICE LIBOR USD 3 Month + 5.75%, 0.75% Floor), 6.50%, 10/14/2027‡(c)	2,700,000	2,673,000

See Notes to Consolidated Schedule of Investments.	(Continued)

9

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
OVG Business Services LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.25%, 1.00% Floor), 7.25%, 11/20/2028‡(b)(c)	4,596,000	4,458,120
		7,131,120
Specialized Finance - 2.7%
ECL Entertainment, LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 7.50%, 0.75% Floor), 8.25%, 5/1/2028(b)	1,986,588	2,008,937
iLending LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.00%, 1.00% Floor), 7.00%, 6/21/2026‡(b)(c)(e)	1,176,923	1,176,923
QualTek USA, LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.25%, 1.00% Floor), 7/18/2025(c)(f)	5,052,799	4,901,215
		8,087,075
Specialty Stores - 0.6%
19th Holdings Golf LLC , Initial Term Loan - First Lien
(SOFR 3 Month + 3.25%, 0.50% Floor), 3.75%, 2/7/2029‡	1,000,000	991,250
Travelcenters of America, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 12/14/2027(b)(c)	990,000	1,004,850
		1,996,100
Systems Software - 3.7%
Condor Merger Sub, Inc (McAfee), Tern Loan B - First Lien
(SOFR 3 Month + 4.00%, 0.50% Floor), 2/2/2029(f)	3,000,000	2,983,125
Idera, Inc., Term Loan- Second Lien
(ICE LIBOR USD 3 Month + 6.75%, 0.75% Floor), 7.50%, 3/2/2029‡	2,000,000	1,975,000
McAfee Enterprise, Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 8.25%, 0.75% Floor), 9.00%, 7/27/2029(b)	2,000,000	1,987,500
RSA Security LLC (Redstone), Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 7.75%, 0.75% Floor), 8.50%, 4/27/2029	5,000,000	4,603,125
		11,548,750
Textiles - 0.6%
International Textile Group Inc., Term Loan, First Lien
(ICE LIBOR USD 3 Month + 5.00%), 5.97%, 5/1/2024	1,972,789	1,826,990

Trading Companies & Distributors - 4.5%
Apex Service Partners LLC, Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 6 Month + 5.25%, 1.00% Floor), 6.25%, 7/31/2025‡(b)(c)(e)	798,652	798,652
Apex Service Partners LLC, Revolver - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 6.25%, 7/31/2024‡(c)(e)	11,369	11,369
Apex Service Partners LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 6.25%, 7/31/2025‡(b)(c)(e)	532,000	532,000
FloWorks International LLC, Term Loan B - First Lien
(SOFR 3 Month + 5.75%, 0.50% Floor), 6.25%, 12/27/2028‡(c)	3,000,000	2,977,500
Parts Town (PT Intermediate Holdings III LLC), Term Loan
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 11/1/2028‡(c)(f)	1,500,000	1,494,375
Parts Town (PT Intermediate Holdings III LLC), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 6.50%, 10/15/2025‡(c)	2,992,500	2,981,278
PetroChoice Holdings, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 8/19/2022(f)	4,984,905	4,723,197
		13,530,249

See Notes to Consolidated Schedule of Investments.	(Continued)

10

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Trucking - 2.9%
A and R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan - First Lien
(SOFR 3 Month + 6.00%, 1.00% Floor), 7.00%, 5/3/2025‡(c)(e)	3,313,439	3,313,439
A and R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan - First Lien
(SOFR 3 Month + 6.50%, 1.00% Floor), 7.50%, 5/3/2025‡(c)(e)	626,924	626,924
Stonepeak Taurus Lower Holdings LLC (TRAC), Term Loan - Second Lien
(SOFR 3 Month + 7.00%, 0.50% Floor), 7.50%, 1/28/2030‡	5,000,000	4,925,000
		8,865,363
Wireless Telecommunication Services - 0.3%
NWN Parent Holdings LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.50%, 1.00% Floor), 7.50%, 5/7/2026‡(b)(c)(e)	984,652	930,496

TOTAL SENIOR LOANS (COST $362,451,185)		360,664,363

CORPORATE BONDS - 6.7%

Airlines - 0.6%
American Airlines, Inc.
5.50%, 4/20/2026(g)	1,000,000	1,007,500
5.75%, 4/20/2029(g)	1,000,000	996,250
		2,003,750
Chemicals - 0.9%
PMHC II, Inc.
9.00%, 2/15/2030(g)	3,000,000	2,640,000

Diversified Consumer Services - 0.3%
WW International, Inc.
4.50%, 4/15/2029(g)	1,000,000	809,730

Diversified Financial Services - 0.3%
Armor Holdco, Inc.
8.50%, 11/15/2029(g)	1,000,000	969,805

Entertainment - 1.0%
Allen Media LLC
10.50%, 2/15/2028(g)	3,000,000	2,955,840

Pharmaceuticals - 0.3%
Bausch Health Cos., Inc.
6.13%, 2/1/2027(g)	1,000,000	1,006,340

Real Estate Management & Development - 0.9%
WeWork Cos. LLC
5.00%, 7/10/2025(g)	200,000	168,122
WeWork Cos., Inc.
7.88%, 5/1/2025(g)	3,000,000	2,710,410
		2,878,532
Road & Rail - 0.3%
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029(g)	1,000,000	965,000

Software - 1.8%
Condor Merger Sub, Inc.
7.38%, 2/15/2030(g)	2,000,000	1,918,480
Minerva Merger Sub, Inc.
6.50%, 2/15/2030(g)	1,000,000	970,125
Rocket Software, Inc.
6.50%, 2/15/2029(g)	3,000,000	2,722,500
		5,611,105
Specialty Retail - 0.3%
Michaels Cos., Inc.
7.88%, 5/1/2029(g)	1,000,000	856,250

TOTAL CORPORATE BONDS (Cost $22,041,588)		20,696,352

Investments	Shares	Value ($)
COMMON STOCKS - 0.1%

Electric Utilities - 0.1%
New Frontera Holdings, LLC*‡
(Cost $–)	62,500	187,500

SHORT-TERM INVESTMENTS - 4.1%

INVESTMENT COMPANIES - 4.1%
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.25%, (h)
(Cost $12,459,655)	12,459,655	12,459,655

Total Investments - 128.7% (Cost $396,952,428)		394,007,870
Liabilities in excess of other assets - (28.7%)		(87,816,697)
Net Assets - 100.0%		306,191,173

See Notes to Consolidated Schedule of Investments.	(Continued)

11

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2022 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, sometimes subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are LIBOR (the rate that contributor banks in London charge each other for interbank deposits), SOFR (a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market), and the prime rate offered by one or more major U.S. banks (“Prime”). LIBOR, SOFR and Prime were utilized as benchmark lending rates for the senior loans at March 31, 2022. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end.
(b)	The Credit Facility is secured by a lien on all or a portion of the security.
(c)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of March 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2022 amounted to $110,066,801, which represents approximately 35.95% of net assets of the Fund.
(f)	All or a portion of this position has not yet settled as of March 31, 2022. The Fund will not accrue interest on its Senior Loans until the settlement date at which point LIBOR, SOFR or Prime will be established.
(g)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at March 31, 2022 amounted to $20,696,352, which represents approximately 6.76% of net assets of the Fund.
(h)	Represents 7-day effective yield as of March 31, 2022.

Abbreviations
CSA	Credit Spread Adjustment
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

12

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
March 31, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Advertising	2.6%
Aerospace & Defense	2.6
Agricultural & Farm Machinery	0.4
Air Freight & Logistics	2.6
Airlines	0.6
Airport Services	0.3
Alternative Carriers	1.6
Apparel, Accessories & Luxury Goods	0.0 *
Application Software	5.4
Asset Management & Custody Banks	2.7
Auto Parts & Equipment	1.3
Broadcasting	0.6
Casinos & Gaming	1.7
Chemicals	0.9
Commercial Printing	1.0
Commodity Chemicals	1.6
Communications Equipment	1.5
Construction Materials	1.6
Construction & Engineering	1.8
Consumer Finance	1.1
Distributors	1.0
Diversified Capital Markets	0.3
Diversified Chemicals	0.6
Diversified Consumer Services	0.3
Diversified Financial Services	0.3
Diversified Metals & Mining	1.1
Education Services	1.0
Electric Utilities	0.4
Electronic Equipment & Instruments	1.0
Electronic Manufacturing Services	1.4
Entertainment	1.0
Environmental and Facilities Services	0.5
Health Care Facilities	0.9
Health Care Services	13.1
Health Care Supplies	1.4
Health Care Technology	0.6
Heavy Electrical Equipment	1.0
Home Furnishings	0.6
Hotels, Resorts & Cruise Lines	2.2
Household Products	0.6
Human Resource & Employment Services	2.1
Industrial Machinery	1.4
Insurance Brokers	2.7
Interactive Media & Services	0.4
Internet & Direct Marketing Retail	1.2
Internet Services & Infrastructure	0.7
IT Consulting & Other Services	5.5
Life Sciences Tools & Services	0.8
Managed Health Care	0.5
Marine Ports & Services	0.3
Metal & Glass Containers	0.6
Movies & Entertainment	2.0
Multi-Sector Holdings	1.5
Other Diversified Financial Services	0.9
Packaged Foods & Meats	3.1
Paper Packaging	1.1
Paper Products	1.6
Personal Products	3.1
Pharmaceuticals	4.4
Real Estate Management & Development	0.9
Real Estate Services	2.0
Research & Consulting Services	4.7
Restaurants	1.3
Road & Rail	0.3
Security & Alarm Services	0.5
Software	1.8
Specialized Consumer Services	2.4
Specialized Finance	2.7
Specialty Retail	0.3
Specialty Stores	0.6
Systems Software	3.7
Textiles	0.6
Trading Companies & Distributors	4.5
Trucking	2.9
Wireless Telecommunication Services	0.3
Short-Term Investments	4.1
Total Investments	128.7%

*	less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

13

First Eagle Credit Opportunities Fund

Notes to Consolidated Schedule of Investments (unaudited)

Note 1 – Organization

First Eagle Credit Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that continuously offers its shares of beneficial interest (the “Common Shares”), and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on July 8, 2020, pursuant to a Declaration of Trust governed by the laws of the State of Delaware as amended and restated by the Amended and Restated Declaration of Trust, dated as of September 4, 2020.

The Fund’s primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objective by investing in a portfolio of a variety of credit asset classes. The Fund will invest, under normal market conditions, at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes), in a credit portfolio of below investment grade credit assets including syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally does not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds (commonly referred to as “junk” bonds).

The Fund currently offers two classes of Common Shares: Class A Shares and Class I Shares. The Fund has been granted exemptive relief (the "Exemptive Relief") from the Securities and Exchange Commission (the "SEC") that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (“FEIM” or the “Adviser “) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company, is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

First Eagle Alternative Credit, LLC (“FEAC” or the “Subadviser”), in its capacity as the alternative credit group of FEIM, serves as the Fund’s investment subadviser. The Subadviser is an investment adviser for both direct lending and broadly syndicated investments, through public and private vehicles, collateralized loan obligations, separately managed accounts and commingled funds. The Subadviser was formed in 2009 under the name THL Credit Advisors LLC. In January 2020, the Subadviser was acquired by FEIM and is a wholly-owned subsidiary of the Adviser.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the “FASB”) Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a.	Investments in Subsidiaries - The First Eagle Credit Opportunities Fund SPV, LLC (the “SPV”), established on January 11, 2021, is a wholly-owned Delaware limited liability company, which functions as the Fund’s special purpose, bankruptcy-remote, financing subsidiary. The consolidated financial statements include the accounts of the Fund and the SPV. All intercompany transactions and balances have been eliminated. As of March 31, 2022, the SPV has $70,327,880 in net assets, representing 22.97% of the Fund’s net assets.

b.	Investment Valuation - The Fund’s net asset value (“NAV”) per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading.

Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Fund’s Board of Trustees (the “Board”) has adopted methods for determining the fair value of such securities and other assets.

The Fund’s securities are valued by various methods, as described below:

Senior Loans refers to Loans and Assignments, Bank Loans, Direct Lending and Middle Market “Club” Loans. Senior Loans are primarily valued by using a composite loan price at the mean of the bid and ask prices from an approved pricing service. Investments, including Direct Loans, which are in their early stages of a private investment are generally fair valued at their cost which approximates market value and are monitored by FEIM and FEAC (individually or collectively referred to as “First Eagle Management”) for any significant positive or negative events that would impact valuation of the investment.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. First Eagle Management's Oversight Committee, at least annually, will review the pricing service’s inputs, methods, models, assumptions for its evaluated prices.

Non-exchange traded equity securities may be valued at prices supplied by the Fund’s pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities. If broker quotes are unavailable then the equity will be fair valued pursuant to procedures adopted by the Board.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of the investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The two primary significant unobservable inputs used in the fair value measurement of the Fund’s debt investments is the weighted average cost of capital, or WACC, and the comparative yield. Significant increases (decreases) in the WACC or in the comparative yield in isolation would result in a significantly lower (higher) fair value measurement. In determining the WACC, for the income, or yield approach, the Fund considers current market yields and multiples, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate WACC to use in the income approach. In determining the comparative yield, for the income, or yield approach, the Fund considers current market yields and multiples, weighted average cost of capital, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis.

The primary significant unobservable input used in the fair value measurement of the Fund’s equity investments, investments in warrants, and other debt investments using a market approach is the EBITDA multiple adjusted by management for differences between the investment and referenced comparables, or the multiple. Significant increases (decreases) in the multiple in isolation would result in a significantly higher (lower) fair value measurement. To determine the multiple for the market approach, the Fund considers current market trading and/or transaction multiples, portfolio company performance (financial ratios) relative to public and private peer companies and leverage levels, among other factors. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate multiple to use in the market approach.

Fair valuation of securities, other financial instruments or other assets (collectively, “securities”) held by the Fund shall be determined in good faith under the supervision and responsibility of the Board. The Board has created a Credit Valuation and Allocation Committee to oversee the execution of the valuation and allocation procedures for the Fund.

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2022:

First Eagle Credit Opportunities Fund

Description†	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$–	$–	$187,500	$187,500
Corporate Bonds	–	20,696,352	–	20,696,352
Senior Loans
Advertising	–	4,895,119	2,955,000	7,850,119
Aerospace & Defense	–	985,888	6,979,027	7,964,915
Agricultural & Farm Machinery	–	–	1,170,187	1,170,187
Air Freight & Logistics	–	990,025	7,261,937	8,251,962
Airport Services	–	987,445	–	987,445
Alternative Carriers	–	4,953,103	–	4,953,103
Apparel, Accessories & Luxury Goods	–	–	86,068	86,068
Application Software	–	9,576,175	7,135,655	16,711,830
Asset Management & Custody Banks	–	–	8,322,193	8,322,193
Auto Parts & Equipment	–	–	3,930,000	3,930,000
Broadcasting	–	1,899,447	–	1,899,447
Casinos & Gaming	–	1,992,630	2,962,575	4,955,205
Commercial Printing	–	2,912,077	–	2,912,077
Commodity Chemicals	–	–	4,744,419	4,744,419
Communications Equipment	–	4,562,651	–	4,562,651
Construction Materials	–	–	4,962,500	4,962,500
Construction & Engineering	–	1,987,500	3,063,129	5,050,629
Consumer Finance	–	–	3,420,768	3,420,768
Distributors	–	2,902,525	–	2,902,525
Diversified Capital Markets	–	–	919,333	919,333
Diversified Chemicals	–	1,909,664	–	1,909,664
Diversified Metals & Mining	–	3,198,864	291,484	3,490,348
Education Services	–	–	2,939,810	2,939,810
Electric Utilities	–	–	1,032,200	1,032,200
Electronic Equipment & Instruments	–	2,954,865	–	2,954,865
Electronic Manufacturing Services	–	–	4,147,738	4,147,738
Environmental and Facilities Services	–	–	1,390,659	1,390,659
Health Care Facilities	–	–	2,803,783	2,803,783
Health Care Services	–	13,063,022	27,042,714	40,105,736
Health Care Supplies	–	4,384,694	–	4,384,694
Health Care Technology	–	1,976,000	–	1,976,000
Heavy Electrical Equipment	–	2,952,672	–	2,952,672
Home Furnishings	–	1,888,385	–	1,888,385
Hotels, Resorts & Cruise Lines	–	1,985,422	4,866,485	6,851,907
Household Products	–	–	1,923,326	1,923,326
Human Resource & Employment Services	–	4,979,020	1,504,861	6,483,881
Industrial Machinery	–	4,436,142	–	4,436,142
Insurance Brokers	–	–	8,132,918	8,132,918
Interactive Media & Services	–	–	1,353,298	1,353,298
Internet & Direct Marketing Retail	–	912,780	2,823,029	3,735,809
Internet Services & Infrastructure	–	–	2,287,107	2,287,107
IT Consulting & Other Services	–	3,920,591	12,941,995	16,862,586
Life Sciences Tools & Services	–	–	2,325,246	2,325,246
Managed Health Care	–	–	1,503,817	1,503,817
Marine Ports & Services	–	939,001	–	939,001
Metal & Glass Containers	–	1,912,384	–	1,912,384
Movies & Entertainment	–	6,321,393	–	6,321,393
Multi-Sector Holdings	–	4,444,172	–	4,444,172
Other Diversified Financial Services	–	–	2,655,806	2,655,806
Packaged Foods & Meats	–	9,543,429	–	9,543,429
Paper Packaging	–	–	3,387,179	3,387,179
Paper Products	–	–	4,900,000	4,900,000
Personal Products	–	1,981,880	7,512,500	9,494,380
Pharmaceuticals	–	12,545,240	–	12,545,240
Real Estate Services	–	2,960,703	2,941,200	5,901,903
Research & Consulting Services	–	4,474,752	10,366,970	14,841,722
Restaurants	–	4,123,133	–	4,123,133
Security & Alarm Services	–	–	1,320,389	1,320,389
Specialized Consumer Services	–	–	7,131,120	7,131,120
Specialized Finance	–	6,910,152	1,176,923	8,087,075
Specialty Stores	–	1,004,850	991,250	1,996,100
Systems Software	–	9,573,750	1,975,000	11,548,750
Textiles	–	1,826,990	–	1,826,990
Trading Companies & Distributors	–	4,723,197	8,795,174	13,518,371
Trucking	–	–	8,865,363	8,865,363
Wireless Telecommunication Services	–	–	930,496	930,496
Total Senior Loans	–	160,491,732	200,172,631	360,664,363
Short-Term Investments
Investment Companies	12,459,655	–	–	12,459,655
Unfunded Commitments*		–	8,898	8,898
Total Assets	$12,459,655	$181,188,084	$200,369,029	$394,016,768

†     See Consolidated Schedule of Investments for additional detailed categorizations.

*     Unfunded commitments are presented at net unrealized appreciation(depreciation)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Senior Loans	Unfunded Commitments*	Total
Beginning Balance —market value	$46,875	$156,484,930	$(23,290)	$156,508,515
Purchases(1)	—	60,622,003	—	60,622,003
Sales(2)	—	(1,351,614)	—	(1,351,614)
Transfer In — Level 3	—	—	—	—
Transfer Out — Level 3	—	(14,884,402)	—	(14,884,402)
Accrued discounts/ (premiums)	—	118,052	—	118,052
Realized Gains (Losses)	—	16,034	—	16,034
Change in Unrealized Appreciation (Depreciation)	140,625	(832,372)	32,188	(659,559)
Ending Balance — market value	$187,500	$200,172,631	$8,898	$200,369,029
Change in unrealized gains or (losses) relating to assets still held at reporting date	$140,625	$(820,597)	$8,898	$(670,800)

(1)	Purchases include all purchases of securities and securities received in corporate actions.

(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

*	Unfunded commitments are presented at net unrealized appreciation (depreciation)

Investments were transferred into Level 3 during the period ended March 31, 2022 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser. Investments were transferred out of Level 3 during the period ended March 31, 2022 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

The following is a summary of the Fund's valuation techniques and significant amounts of unobservable inputs used in the Fund’s Level 3 securities as of March 31, 2022:

Investment Type_Reporting	Fair Value at March 31, 2022*	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs (a)
Common Stocks	187,500	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase

Senior Loans	102,092,572	Discounted Cash Flow (Income Approach)	Comparable Yield	6.62 - 10.38 (8.03)	Decrease
	8,313,025	Liquidation Approach	Collateral Value *	49.7 - 2,367.6 (952.9)*	Increase
	2,955,000	Purchase Price	N/A	98.5-98.5 (98.5)	Increase
	86,812,033	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
	200,172,631

Unfunded Commitments **	5,260	Discounted Cash Flow (Income Approach)	Comparable Yield	6.98 - 8.74 (7.65)	Decrease
	3,638	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
	8,898

*Collateral values are presented in $ millions.
* Unfunded commitments are presented at net unrealized appreciation (depreciation).

(a) This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination.

Note 3 - Securities and Other Investments

The Fund’s portfolio primarily consists of some combination of the following types of investments:

Syndicated Loans — Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank’s, or lead arranger’s, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments. When all or a portion of a loan held by the Fund has not yet settled, the Fund does not accrue interest on such a loan until the settlement date at which point LIBOR, SOFR or Prime will be established.

Middle Market “Club” Loans — Middle market “club” loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market “club” loans are distinct from customary direct lending loans described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a “club” of unaffiliated lenders. Middle market “club” loans held by the Fund will consist of first lien senior secured loans.

Direct Lending — The Fund may invest in sponsor-backed, first lien senior secured directly originated loans (including “unitranche” loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle-market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans — Asset-Based loans are loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) where by the underlying loan will be underwritten by the value of the collateral. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High Yield Bonds — The Fund may invest in high-yield bonds, which are securities rated below “Baa3” by Moody’s, lower than “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, commonly referred to as “junk bonds.” Such securities are predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of S&P represent its opinion as to the credit quality of the securities it undertakes to rate. It should be emphasized, however, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Fund depends on credit analysis to identify investment opportunities.

Note 4 - Unfunded Commitment/Delayed Draw Loan Commitment

As of March 31, 2022, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

Loan	Principal Amount	Value	Net Unrealized Appreciaton (Depreciation)
A & A Global Imports LLC, Revolver	$15,033	$14,958	$225
Advanced Web Technologies, First Amendment Delayed Draw	476,190	476,190	9,524
Alcanza Clinical Research, Delayed Draw Term Loan - First Lien	375,000	369,375	(3,750)
Alcanza Clinical Research, Revolver	187,500	184,688	-
Alpine SG LLC, Revolver	105,232	103,653	-
Alpine X, Delayed Draw Term Loan - First Lien	608,762	596,586	(6,088)
Alpine X, Revolver	152,190	149,147	-
Anne Arundel Dermatology Management LLC, Delayed Draw Term Loan C-7 - First Lien	581,450	571,973	(4,753)
Apex Service Partners LLC, Revolver - First Lien	32,749	32,749	393
Automated Control Concepts, Inc., Revolver	416,667	410,417	-
CC Amulet Management LLC, Delayed Draw Term Loan - First Lien	307,436	302,824	(3,074)
CC Amulet Management LLC, Revolver	22,182	21,849	-
Cedar Services Group LLC, Delayed Draw Term Loan - First Lien	33,019	32,771	247
Cedar Services Group LLC, Delayed Draw Term Loan A - First Lien	1,428,571	1,417,857	17,857
Cedar Services Group LLC, Revolver	26,738	26,537	200
Certify, Inc., Fourth Amendment Delayed Draw Term Loan - First Lien	1,000,000	1,000,000	10,000
Community Based Care Acquisition, Inc., Delayed Draw Term Loan - First Lien	558,476	550,098	(2,792)
Community Based Care Acquisition, Inc., Revolver	164,634	162,165	(823)
ConvenientMD, Initial Delayed Draw Term Loan - First Lien	546,875	546,875	2,734
ConvenientMD, Revolver	50,000	50,000	750
Danforth Buyer, Inc., Revolver	208,333	205,208	-
Dermatology Intermediate Holdings III, Inc., Delayed Draw - First Lien	314,961	311,811	3,150
Endo1 Partners, Delayed Draw Term Loan - First Lien	606,045	593,925	-
Epic School Staffing Holdco, Inc., Delayed Draw Term Loan - First Lien	616,000	619,080	6,160
Evergreen Services Group LLC (Redwood/Cypress/Cedar), Delayed Draw Term Loan - First Lien	96,128	96,128	721
iLending LLC, Revolver	35,036	35,036	525
Integrated Pain Management Medical Group, Inc., Delayed Draw Term Loan - First Lien	101,138	101,138.00	2,023
LIFE-NWPA, Delayed Draw Term Loan - First Lien	1,219,880	1,201,581	(6,099)
LIFE-NWPA, Revolver	487,952	480,633	2,440
Lighthouse Behavioral Health Solutions, Delayed Draw Term Loan - First Lien	1,526,718	1,503,817	-
Lighthouse Behavioral Health Solutions, Revolver	763,359	751,908	-
Lighthouse Lab Services, Delayed Draw Term Loan	198,456	195,480	(2,977)
Lighthouse Lab Services, Revolver	334,728	329,707	-
MarkLogic Corp., Delayed Draw Term Loan - First Lien	292,581	292,581	2,926
Newcleus LLC, Delayed Draw Term Loan - First Lien	264,972	260,997	(1,990)
Newcleus LLC, Revolver	34,803	34,281	-
Oak Point Partners LLC, Revolver	292,659	288,269	-
Omni Logistics, Delayed Draw Term Loan	195,431	193,966	488
Orion Services Group LLC, Delayed Draw Term Loan - First Lien	448,718	439,744	(4,487)
Portfolio Holding, Inc. (Turbo Buyer), Term Loan - First Lien	358,939	358,939	2,559
Reich & Tang Deposits Network, Delayed Draw Term Loan - First Lien	860,691	847,781	-
R-Pac International Corp., Revolver	621,891	609,453	(98)
Sequoia Consulting Group, LLC Revolver	590,164	581,311	-
Socius Insurance Services, Inc., Delayed Draw Term Loan - First Lien	767,544	763,706	3,838
Superhero Fire Protection LLC, Delayed Draw Term Loan - First Lien	163,478	161,026	-
Superhero Fire Protection LLC, Revolver	20,785	20,473	-
Technology Partners, LLC (Imagine Software), Delayed Draw Term Loan - First Lien	518,618	508,246	(5,186)
Technology Partners, LLC (Imagine Software), Revolver	373,405	365,937	-
TMA Buyer LLC, Delayed Draw - First Lien	615,944	606,705	(6,159)
TMA Buyer LLC, Revolver	153,986	151,676	-
Tricor Borrower LLC, Delayed Draw Term Loan	795,494	783,561	(5,966)
Tricor Borrower LLC, Revolver	173,077	170,481	-
TriStrux LLC, Delayed Draw Term Loan - First Lien	482,622	475,383	(3,620)
TriStrux LLC, Revolver	180,983	178,269	-
			$8,898

Delayed draw loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policy.